Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax asset, beginning	$ 704,000	$ 412,000
Increase in valuation reserve	37,000	292,000
Deferred tax asset, ending	741,000	704,000
Valuation Allowance	(741,000)	(704,000)
Net Deferred tax assets